Reconciliation of Total Liability for Environmental Rehabilitation (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Oct. 01, 2013
Provision for environmental rehabilitation
Opening balance	$ 269.2	$ 373.6
Addition to liabilities - continuing operations	36.7	10.3
Liabilities settled - continuing operations	(2.8)	(2.5)
Accretion of liability - continuing operations	15.4	10.4
Accretion of liability - discontinued operations		2.2
Barrick Yilgarn asset purchase		55.0	55.0
Disposal of discontinued operations		(154.9)
Foreign currency translation adjustment	(18.4)	(24.9)
Closing balance	$ 300.1	$ 269.2